Schedule of Investments (unaudited) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Golub Capital Partners CLO Ltd., Series 2023-66, Class D, (3-mo. CME Term SOFR + 5.50%), 10.48%, 04/25/36(a)(b)	USD	1,000	$1,000,463
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 6.80%, 04/20/36(a)(b)		1,000	1,009,265
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.64%, 04/20/36(a)(b)		1,000	1,003,057
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.93%, 04/20/36(a)(b)		1,000	1,001,554

Total Asset-Backed Securities — 1.4% (Cost: $4,000,000)			4,014,339

		Shares

Common Stocks

Automobile Components — 0.0%
Lear Corp.(c)(d)		178	23,888

Construction & Engineering — 0.0%
McDermott International Ltd.(d)		76,644	19,161

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(e)(f)		3,738	—

Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $143,181)(e)(f)		4,192	155,104

Financial Services — 0.1%
NMG Parent LLC		2,218	252,852

Household Products — 0.0%
Berkline Benchcraft Equity LLC(e)		6,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.		832	8

Total Common Stocks — 0.2% (Cost: $1,390,135)			451,013

		Par (000)

Corporate Bonds

Automobile Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(b)	USD	275	272,930

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		73	66,284

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(b)		155	136,991

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		74	74,454

Security		Par (000)	Value

Chemicals(b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	USD	32	$30,222
WR Grace Holdings LLC, 5.63%, 08/15/29		409	330,779

			361,001

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		127	117,623

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30		154	154,237

Construction Materials — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)		926	87,970

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(b)		155	99,621

Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 10/10/19(a)(c)(d)(e)(g)		1,050	—

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(b)		556	488,730

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(b)		237	204,838

Hotels, Restaurants & Leisure(b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29		240	203,294
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		395	321,965

			525,259

Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		465	297,460

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 05/03/12(a)(c)(d)(e)		400	—

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(b)		220	204,603

Internet Software & Services(b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28		137	133,968
4.50%, 08/15/29		235	210,056

			344,024

IT Services — 0.0%
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29		118	117,563

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(b)		742	597,490

Media(b) — 0.2%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(h)		163	48,017
Odeon Finco PLC, 12.75%, 11/01/27		374	371,932
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		353	268,162

			688,111

Passenger Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(b)		740	740,000

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	449	$405,042
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31		51	49,342
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		29	20,966

			475,350

Software — 0.1%
Cloud Software Group, Inc., 9.00%, 09/30/29(b)		379	329,351

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		85	82,084

Total Corporate Bonds — 2.3% (Cost: $7,723,835)			6,465,974

Fixed Rate Loan Interests

Media — 0.2%
AVSC Holding Corp., 2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26(h)		594	609,441

Total Fixed Rate Loan Interests — 0.2% (Cost: $566,651)			609,441

Floating Rate Loan Interests(a)

Aerospace & Defense — 4.8%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		1,808	1,681,403
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		368	342,000
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28		599	598,880
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29		228	226,190
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		2,369	2,362,558
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.92%, 04/09/26		451	407,374
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		1,044	1,019,313
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		3,473	3,462,185
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.65%, 11/05/28		826	825,100
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		1,015	1,012,525
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28		1,841	1,841,183

			13,778,711

Automobile Components — 0.8%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 04/10/28		408	407,144

Security		Par (000)	Value

Automobile Components (continued)
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30	USD	1,390	$1,385,663
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		691	585,104

			2,377,911

Automobiles — 0.6%
Dealer Tire Financial LLC, Series B, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27		1,556	1,557,382

Beverages — 1.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30		1,157	933,789
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		2,378	2,253,193

			3,186,982

Broadline Retail — 1.9%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 11/24/28		1,042	1,038,735
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 15.17%, 06/30/27(h)		1,701	1,601,394
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 02/12/27(e)		225	213,566
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		2,144	2,018,263
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30		390	390,040
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/21/27		233	184,235

			5,446,233

Building Products — 1.7%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29		161	161,011
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		157	152,464
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27		898	845,035
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29		478	477,573
IPS Corp.
2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.42%, 10/01/29(e)		645	548,250
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/02/28		367	354,247
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 07/28/28		501	500,735
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26		1,941	1,933,854

			4,973,169

Capital Markets — 3.5%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		1,778	1,681,362

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Ascensus Holdings, Inc. (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 08/02/28	USD	1,690	$1,670,073
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.90%, 12/20/29		833	833,654
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 9.18%, 07/24/26		592	568,846
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26		978	975,397
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/27		443	441,548
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28		899	895,927
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28		483	481,966
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.24%, 04/03/28		413	406,144
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 08/11/28		136	135,773
Osaic Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28		858	856,903
Press Ganey Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.43%, 07/24/26		1,028	989,577

			9,937,170

Chemicals — 5.6%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.42%, 09/30/29		572	512,655
Aruba Investments Holdings LLC
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		885	823,050
2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27		467	457,147
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		944	922,397
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(e)		710	701,125
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/29/27		397	327,058
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		590	567,606
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26		1,213	1,209,781
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30		179	179,292
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28		657	580,635
Illuminate Buyer LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 06/30/27		143	142,156
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30		415	411,329
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28		178	174,892

Security		Par (000)	Value

Chemicals (continued)
LSF11 A5 Holdco LLC (continued)
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 10/15/28	USD	1,113	$1,085,962
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26		1,281	1,279,578
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		1,249	1,212,300
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		567	558,835
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		416	414,353
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/14/24		1,051	1,041,207
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 06/09/28		1,059	1,054,006
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		643	638,666
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 08/02/28		1,007	1,001,865
Starfruit Finco BV, 2018 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/01/25		58	57,772
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28		566	560,911

			15,914,578

Commercial Services & Supplies — 4.7%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28		1,601	1,543,829
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28		206	202,653
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		482	474,373
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.93%, 06/22/30		468	466,383
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 09/07/27		1,201	1,198,686
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 10/08/28		426	427,633
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		53	52,440
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28		694	689,570
GFL Environmental, Inc., 2023 First Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		447	446,961
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28		982	978,452
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.68%, 10/20/25		861	829,931
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		493	393,994

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 09/23/26	USD	1,202	$1,199,860
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/31/28		2,940	2,939,897
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27		1,010	957,696
Viad Corp., Initial Term Loan, (1-mo. CEM Term SOFR + 5.00%), 10.43%, 07/30/28		734	717,675

			13,520,033

Communications Equipment — 0.4%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.82%, 01/18/30		130	130,453
Viasat, Inc.
2023 Term Loan, 05/30/30(g)		519	480,402
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29		707	654,450

			1,265,305

Construction & Engineering — 1.3%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30		2,061	2,004,962
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27		137	135,968
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/21/28		644	642,710
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 05/12/28		1,072	1,052,985

			3,836,625

Construction Materials — 1.1%
American Builders & Contractors Supply Co., Inc., Series A, 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27		727	725,555
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.31%, 03/08/29		519	420,125
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29		676	670,497
Quikrete Holdings, Inc., 2023 Term Loan B, 03/19/29(g)		385	384,780
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 09/22/28		982	981,320

			3,182,277

Consumer Staples Distribution & Retail — 0.3%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 09/13/26		580	579,251
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 11/22/28		373	373,018

			952,269

Containers & Packaging — 2.0%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/01/27		2,309	2,285,809
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		773	772,096
Pregis TopCo Corp.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 07/31/26		376	374,953

Security		Par (000)	Value

Containers & Packaging (continued)
Pregis TopCo Corp. (continued)
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 07/31/26	USD	429	$427,062
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 02/04/27		875	873,702
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.68%, 02/05/26		143	142,966
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28		787	782,572

			5,659,160

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.38%, 10/28/27		625	590,561

Diversified Consumer Services — 3.0%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.95%, 12/28/26		585	541,201
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		413	350,535
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		588	559,365
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 11/24/28		568	565,222
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30		863	863,406
Sotheby’s
Series L, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		1,086	1,057,753
Series L, 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		245	238,160
Spring Education Group, Inc., Term Loan, 09/29/30(g)		349	344,634
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.43%, 07/30/25		612	611,743
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.43%, 09/01/25		1,432	1,237,210
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26		1,568	1,563,837
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27		750	740,518

			8,673,584

Diversified REITs — 0.2%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30		510	511,201

Diversified Telecommunication Services — 5.6%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.32%, 07/15/25		682	674,776
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.32%, 01/31/26		943	933,357
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		1,168	1,054,229
Cablevision Lightpath LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.70%, 11/30/27		143	140,816
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		3,435	3,359,771

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 10/02/27	USD	497	$439,177
Iridium Satellite LLC, 2023 Term Loan B, 09/20/30(g)		1,587	1,583,640
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27		1,192	1,123,429
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27		1,095	777,972
ORBCOMM, Inc., Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.25%), 9.80%, 09/01/28		533	475,830
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		1,616	1,317,979
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29		278	270,858
USD Term Loan N, (1-mo. CME Term SOFR + 2.50%), 7.95%, 01/31/28		609	590,937
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1-mo. SONIA + 3.25%), 8.47%, 01/15/27	GBP	600	720,164
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27	USD	3,113	2,535,364

			15,998,299

Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28		935	927,515

Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 2022 Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 07/02/29		978	973,868

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(e)		25	17,443
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 4.00%, 3.00% PIK), 12.43%, 06/30/25(h)		187	99,860

			117,303

Entertainment — 4.9%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1- mo. CME Term SOFR + 3.00%), 8.45%, 04/22/26		922	741,168
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 05/24/29		62	62,013
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30		555	551,396
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 07/21/28		1,028	1,021,715
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28		1,283	1,277,001
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30		1,072	1,070,928
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		2,078	2,007,254
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 10/19/26		1,543	1,538,222
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/13/28		1,050	1,048,391

Security		Par (000)	Value

Entertainment (continued)
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.13%, 01/23/25	USD	932	$930,869
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.37%, 04/29/26		549	547,884
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 05/18/25		1,628	1,623,274
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28		1,662	1,659,858

			14,079,973

Financial Services — 4.9%
ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 12/20/29		49	49,446
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28		784	782,346
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.88%, 11/13/25		266	265,830
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.25%), 7.88%, 10/30/26		650	648,336
2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.06%, 04/13/28		1,688	1,681,874
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.16%, 04/18/29		288	288,188
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		3,763	3,664,633
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		1,114	1,047,160
FinCo I LLC, 2023 Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.37%, 06/27/29		380	379,831
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(e)(g)		186	185,303
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27		311	303,411
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 03/24/25		804	801,688
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 12/11/26		1,564	1,547,969
Travelport Finance SARL, 2023 Consented Term Loan, 05/29/26(g)		918	526,452
UPC Financing Partnership, 2021 USD Term Loan AX, (1- mo. CME Term SOFR + 2.93%), 8.37%, 01/31/29		474	465,979
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/31/28		596	596,136
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		749	746,925

			13,981,507

Food Products — 3.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/01/25		872	837,296
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 10/01/25		932	894,540
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		1,968	1,965,921
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27		2,162	2,144,337

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25	USD	308	$267,240
Hostess Brands, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.89%, 06/28/30		621	621,058
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/12/29		624	623,218
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 06/08/28		1,238	1,237,061
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28		798	777,056
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/20/28		418	417,728

			9,785,455

Ground Transportation — 0.8%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/06/28		354	350,684
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/06/27		403	399,965
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 5.50%), 10.87%, 08/04/25		704	629,512
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30		982	981,681

			2,361,842

Health Care Equipment & Supplies — 2.4%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(e)(g)		580	572,025
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		1,247	1,210,136
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		1,504	1,479,523
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26		420	390,389
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 05/04/28		468	467,249
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		2,662	2,652,765

			6,772,087

Health Care Providers & Services — 2.8%
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 09/29/28		626	622,876
2023 Incremental Term Loan, 09/29/28(g)		133	132,668
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.80%, 11/08/27		1,124	1,119,450
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 11/01/28		1,341	1,334,248
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.64%, 03/31/27		969	218,001
EyeCare Partners LLC
2020 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/18/27		1,027	716,523
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.18%, 11/15/29		358	186,675
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 11/15/28		328	224,969

Security		Par (000)	Value

Health Care Providers & Services (continued)
Ingenovis Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 03/06/28	USD	992	$945,153
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.68%, 08/31/26		387	368,731
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		377	336,472
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 10/27/28		429	430,039
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 02/14/25		32	31,905
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28		560	540,592
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		510	510,288
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 05/16/29		206	206,324

			7,924,914

Health Care Technology — 2.9%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29		1,835	1,798,020
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28		2,841	2,716,142
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.43%, 04/02/29		1,902	1,899,622
2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		1,904	1,901,811

			8,315,595

Hotels, Restaurants & Leisure — 6.2%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/02/26		810	775,839
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/31/30		95	94,762
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28		550	537,827
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.57%, 09/23/30		993	988,551
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30		763	762,692
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 08/08/27		601	599,237
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28		896	894,032
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30		495	493,555
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		2,318	2,292,479
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28		724	724,052
Four Seasons Hotels Ltd., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 11/30/29		1,880	1,881,864
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27		1,467	1,460,283
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28		556	327,883
PENN Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29		908	906,202

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29	USD	294	$293,680
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29		668	667,423
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/25/28		422	420,279
Stars Group Holdings BV, 2018 USD Incremental Term
Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/21/26		680	679,077
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27		1,250	1,246,184
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/03/28		1,384	1,377,573
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30		331	330,708

			17,754,182

Household Durables — 1.7%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28		1,006	827,339
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		1,476	1,434,625
Serta Simmons Bedding, LLC, 2023 New Term Loan, 06/29/28(g)		307	303,820
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		1,069	907,237
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/30/27		1,548	1,390,676

			4,863,697

Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.57%, 12/22/26		250	249,400

Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30		757	752,399
Calpine Corp.
2019 Term Loan B10, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/12/26		463	462,079
Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.43%, 04/05/26		860	858,919
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.18%, 12/15/27		728	725,284

			2,798,681

Industrial Conglomerates — 0.2%
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 07/28/28		664	506,084

Insurance — 5.4%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		2,322	2,315,628

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC (continued)
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27	USD	2,378	$2,372,608
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.68%, 02/19/28		1,178	1,170,399
2023 Incremental Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 02/19/28		304	303,137
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		619	617,181
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/12/27		598	597,190
2023 Term Loan B4, , 02/12/27(g)		371	371,000
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/14/27		268	265,464
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29		285	285,041
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30		2,835	2,839,479
Jones Deslauriers Insurance Management, Inc., 2023 Term
Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30		698	699,312
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27		834	833,333
USI, Inc.
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29		1,972	1,969,308
2023 Acquisition Term Loan, 09/27/30(g)		320	319,066
2023 Refi Term Loan, 09/27/30(g)		366	364,781

			15,322,927

Interactive Media & Services — 1.5%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28		263	259,289
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.32%, 06/26/28		606	604,965
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26		1,131	1,129,210
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.43%, 10/30/26		1,240	1,236,919
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25		440	438,843
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26		639	642,114

			4,311,340

IT Services — 3.8%
Asurion LLC
2020 Term Loan B8, (3-mo. CME Term SOFR + 3.25%), 8.68%, 12/23/26		181	177,299
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/31/28		689	618,482
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/20/29		654	578,437

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Asurion LLC (continued)
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28	USD	1,001	$970,874
Epicor Software Corp., 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		1,316	1,317,434
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		1,894	1,845,012
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/10/27		447	446,760
2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29		1,083	1,083,037
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(g)		996	995,273
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28		2,455	2,448,864
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 06/28/29		398	393,727

			10,875,199

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.42%, 12/01/28		297	289,862
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		210	210,127
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30		703	697,932

			1,197,921

Life Sciences Tools & Services — 2.6%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27		752	751,283
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 02/22/28		976	951,870
Curia Global, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 08/30/26		86	71,189
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 02/04/27		652	638,722
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30		258	257,275
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CEM Term SOFR + 2.25%), 7.90%, 07/03/28		1,303	1,302,334
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 10/19/27		914	888,318
Parexel International Corp., 2021 1st Lien Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 11/15/28		1,878	1,863,269
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28		325	324,478
Star Parent, Inc., 2023 Term Loan B, 09/19/30(g)		429	418,931

			7,467,669

Security		Par (000)		Value

Machinery — 5.7%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.86%, 08/17/26	USD	1,209		$1,207,867
Barnes Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30		273		273,137
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.99%, 04/20/29		143		143,088
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 05/14/28		223		222,886
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 10/21/28		718		714,899
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 10/21/28		1,451		1,452,016
Gardner Denver, Inc., 2020 USD Term Loan B2, 03/01/27(g)		219		219,309
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27		1,480		1,475,091
Generac Power Systems, Inc., 2019 Term Loan B, 12/13/26(g)		200		199,416
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		329		328,858
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		2,270		2,230,050
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		1,318		1,320,260
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		1,197		1,193,553
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25		2,371		2,348,524
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. LIBOR US at 0.50% Floor + 3.50%), 9.38%, 07/30/27		1,388		1,383,339
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/02/27		1,487		1,483,639
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 10/04/28		77		76,603

				16,272,535

Media — 3.4%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		297		287,299
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.57%, 03/03/25		615		590,909
Cable One, Inc., 2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 05/03/28		98		97,127
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 7.12%, 04/30/25		1,591		1,591,555
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		1,369		1,327,414
CMG Media Corp., 2021 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.99%, 12/17/26		—	(i)	130
Cogeco Financing 2 LP, 2023 Term Loan B, 09/29/28(g)		977		951,079
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.70%, 07/17/25		522		505,119
2019 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/15/27		891		804,346
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		1,353		1,320,263

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29	USD	1,110	$769,195
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.63%, 05/11/29(e)		589	587,832
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28		1,003	978,758

			9,811,026

Oil, Gas & Consumable Fuels — 2.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		2,260	2,237,003
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		163	162,737
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28		1,179	1,179,001
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 7.19%, 01/31/28		391	391,489
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28		1,894	1,890,929

			5,861,159

Passenger Airlines — 2.7%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		959	986,541
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		1,245	1,245,075
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27		167	164,357
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28		1,470	1,458,124
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		504	492,474
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		1,489	1,544,725
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		1,794	1,794,572

			7,685,868

Personal Care Products — 1.3%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3- mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26		3,710	3,701,717

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		741	726,633
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28		525	523,882
Bausch Health Cos., Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/01/27		674	546,842
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/01/27		928	909,372
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 05/05/28		1,241	1,239,739

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 06/02/28	USD	866	$863,547
Perrigo Investments LLC, Term Loan B, 04/20/29(g)		575	572,303
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(e)		755	744,101
Prestige Brands, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 07/03/28		79	79,267

			6,205,686

Professional Services — 4.5%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 02/04/28		1,221	1,195,378
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30		245	245,613
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.93%, 06/04/29		874	732,197
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		2,063	1,902,485
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.32%, 01/18/29		436	435,046
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/06/26		1,428	1,424,825
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		372	367,029
2022 USD Term Loan, 07/06/29		806	795,230
Fleetcor Technologies Operating Co. LLC, Series C, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/28/28		1,242	1,236,490
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		1,125	1,069,797
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.17%, 11/16/26		1,133	1,131,321
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 12/01/28		1,333	1,331,340
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27		1,015	1,009,611

			12,876,362

Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 08/21/25		57	56,577
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30		938	920,796
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30		540	534,600

			1,511,973

Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments, Inc.
2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 08/17/29		708	706,710

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc. (continued)
2023 Term Loan B, 08/17/29(g)	USD	125	$124,794
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.91%, 12/02/28		383	380,705

			1,212,209

Software — 13.4%
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.14%, 09/17/27		439	439,641
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26		468	469,172
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.87%, 08/15/29		614	607,259
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25		717	716,140
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/21/28		1,030	1,026,015
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29		846	845,153
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%), 9.99%, 03/30/29		2,819	2,706,674
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		482	455,490
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(e)		526	515,099
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 10/16/28		617	585,523
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28(e)		237	226,335
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/04/28		174	174,072
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 12/01/27		2,010	2,009,601
Helios Software Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30		800	795,400
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 10/27/28		1,882	1,873,266
Instructure Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.68%, 10/30/28		446	444,813
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28		1,481	1,097,315
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		1,359	624,899
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29		2,127	2,074,558
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		1,249	1,103,239
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		3,945	3,811,431
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29		995	990,605
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 12/18/28		572	517,660

Security		Par (000)	Value

Software (continued)
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28	USD	1,715	$1,699,165
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		895	895,841
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28		3,841	3,793,447
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.93%, 04/23/29		1,825	1,827,388
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25		917	915,633
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.42%, 10/09/28(e)		1,708	1,703,730
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27		1,337	1,333,129
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27		865	862,921
Ultimate Software Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.22%, 05/04/26		998	996,459
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.09%, 07/20/28		145	143,650
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/28/30		134	133,820

			38,414,543

Specialty Retail — 2.7%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (3-mo. SONIA + 6.00%), 11.04%, 06/21/28	GBP	1,000	1,188,987
EG America LLC, 2018 USD Term Loan, (1-mo. SOFR + 4.00%), 9.41%, 02/07/25	USD	813	799,158
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.73%, 03/31/26		321	321,000
Mavis Tire Express Services Corp., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 05/04/28		1,834	1,827,372
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28		2,255	2,245,762
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28		698	696,611
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 10/20/28		530	508,798
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 02/08/28(e)		148	131,437

			7,719,125

Technology Hardware, Storage & Peripherals — 0.1%
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.42%, 07/23/26		490	323,564

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29		554	554,335
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(e)		319	312,209

			866,544

Trading Companies & Distributors — 2.6%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 05/19/28		840	838,378

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Trading Companies & Distributors (continued)
Core & Main LP, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.84%, 07/27/28	USD	2,508	$2,500,786
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		1,698	1,678,888
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28		606	599,807
TMK Hawk Parent Corp.(e)
2020 Super Priority First Out Term Loan A, (3-mo. CME Term SOFR + 9.50%), 15.17%, 05/30/24		600	593,888
2020 Super Priority Second Out Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.17%, 08/28/24		1,881	1,203,788

			7,415,535

Transportation Infrastructure — 0.6%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		456	454,943
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 09/22/28		711	705,837
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.57%, 12/15/26(e)		520	514,369
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30		150	145,425

			1,820,574

Wireless Telecommunication Services — 1.1%
Digicel International, 2017 Term Loan B1, 05/27/24(g)		22	19,512
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24		501	450,208
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/30/28		575	572,446
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/11/25		2,037	2,035,246

			3,077,412

Total Floating Rate Loan Interests — 128.0% (Cost: $374,442,649)			366,724,441

		Shares

Investment Companies

Equity Funds — 0.1%
Janus Henderson AAA CLO ETF		5,000	251,650

Fixed Income Funds — 1.6%
Invesco Senior Loan ETF		70,400	1,477,696
iShares 0-5 Year High Yield Corporate Bond ETF(j)		5,000	205,150
iShares iBoxx $ High Yield Corporate Bond ETF(j)		40,000	2,948,800

			4,631,646

Total Investment Companies — 1.7% (Cost: $4,978,280)			4,883,296

Security		Benefical Interest (000)	Value

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(e)(k)	USD	991	$—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(e)(k)		930	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(d)		1,876	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(d)		617	13,148

Total Warrants — 0.0% (Cost: $ — )			13,148

Total Investments — 133.8% (Cost: $393,101,550)			383,161,652
Liabilities in Excess of Other Assets — (33.8)%			(96,718,617)

Net Assets — 100.0%			$286,443,035

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default. (d) Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $155,104, representing 0.1% of its net assets as of period end, and an original cost of $143,181.

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Rounds to less than 1,000. (j) Affiliate of the Trust.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	$—	$—	$—	$—	—	$7,297	$—
iShares 0-5 Year High Yield Corporate Bond ETF	—	204,381	—	—	769	205,150	5,000	2,192	—
iShares iBoxx $ High Yield Corporate Bond ETF	368,150	4,935,440	(2,253,995)	(24,805)	(75,990)	2,948,800	40,000	120,654	—

				$(24,805)	$(75,221)	$3,153,950		$130,143	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,790,577	GBP	1,446,000	Barclays Bank PLC	12/20/23	$25,353

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V2	5.00%	Quarterly	12/20/27	B	2,757		$69,892	$(36,900)	$106,792
CDX.NA.HY.40.V1	5.00	Quarterly	06/20/28	B	USD 2,760		47,909	71,474	(23,565)

							$117,801	$34,574	$83,227

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$4,014,339	$—	$4,014,339
Common Stocks
Automobile Components	23,888	—	—	23,888
Construction & Engineering	—	19,161	—	19,161
Energy Equipment & Services	—	—	—	—
Entertainment	—	—	155,104	155,104
Financial Services	—	252,852	—	252,852
Household Products	—	—	—	—
Industrial Conglomerates	—	8	—	8
Corporate Bonds	—	6,465,974	—	6,465,974
Fixed Rate Loan Interests	—	609,441	—	609,441
Floating Rate Loan Interests	—	357,953,941	8,770,500	366,724,441
Investment Companies	4,883,296	—	—	4,883,296
Other Interests	—	—	—	—
Warrants	13,148	—	—	13,148
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(2,148)	—	(2,148)

	$4,920,332	$369,313,568	$8,925,604	$383,159,504

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$106,792	$—	$106,792
Foreign Currency Exchange Contracts	—	25,353	—	25,353
Liabilities
Credit Contracts	—	(23,565)	—	(23,565)

	$—	$108,580	$—	$108,580

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $95,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2022	$822	$—	(a)	$7,962,927	$7,963,749
Transfers into Level 3(b)	—	—		5,477,606	5,477,606
Transfers out of Level 3(c)	—	—		(3,893,587)	(3,893,587)
Accrued discounts/premiums	—	—		182,199	182,199
Net realized gain (loss)	(130,652)	—		(48,231)	(178,883)
Net change in unrealized appreciation (depreciation)(d)	142,257	—		364,677	506,934

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Floating Rate Income Trust (BGT)

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Total
Purchases	$143,181	$—		$1,782,433	$1,925,614
Sales	(504)	—		(3,057,524)	(3,058,028)

Closing balance, as of September 30, 2023	$155,104	$—	(a)	$8,770,500	$8,925,604

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(d)	$11,923	$—		$334,658	$346,581

(a)	Rounds to less than $1.
(b)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

S C H E D U L E O F I N V E S T M E N T S	14